RETIREMENT PLANS (Details Narrative) - Spetner Associates Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Pension expense	$ 386	$ 100,428	$ 1,542	$ 401,713
Pension contributions cash balance plan asset			781,600	169,969
Defined benefit plan held assets	1,396,000		1,379,210	1,324,225
Accumulated benefits under the defined Benefit blan	1,047,153		1,046,767	1,045,225
Cash balance plan net assets	348,847		332,443	279,000
Unrealized gain (loss) in fair value of plan assets	16,790	(765,768)	(726,615)	661,512
Profit sharing plan liability	131,201		131,201	308,637
Employer contributions	0	0	177,436	100,553
Unrealized gain (loss) in fair value of plan assets	$ (16,790)	$ 765,768	$ 726,615	$ (661,512)